Financial risk management	12 Months Ended
Dec. 31, 2017
Financial risk management
Financial risk management

5.Financial risk management

The main financial risks arising from the Company's activities are foreign currency risk, credit risk and cash flow liquidity risk. The interest rate risk is considered low. Management reviews and agrees policies for managing each of these risks which are summarized below. The Company's board of directors is made aware of and reviews management's risk assessments prior to entering into significant transactions.

Foreign currency risk

The Group is exposed to currency risk on sales, purchases, cash and cash equivalents and borrowings that are denominated in a currency other than the respective functional currencies of Group entities, primarily the Euro, but also includes U.S. Dollars (USD), RMB and Pound Sterling.

Cash deposits are primarily in financial institutions in France and the United States. In addition, cash for monthly operating costs of international operations are deposited in banks outside France.

Given that a significant proportion of revenue and costs are matched at a local level in local currency, management did not consider the risk in 2017 or prior comparative periods to be significant. If there was a mismatch of these costs and revenue within any particular currency and if there was a significant strengthening or weakening of one of the primary currencies in which the Group operates, there is a reporting and currency risk that would need to be mitigated with transfer of cash deposits between countries.

The effect of a hypothetical 10% change in the Euro exchange rates applicable to our business would have had an approximate impact on our net loss of $0.7 million for the year ended December 31, 2015, $0.7 million for the year ended December 31, 2016 and $2.4 million for the year ended December 31, 2017. We have not entered into derivatives or hedging transactions as our exposure to foreign currency exchange rates has not been material to our historical operating results, but we may do so in the future if our exposure to foreign currency should become more significant.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group's receivables from customers.

The Group's exposure to credit risk is influenced mainly by the individual characteristics of each customer. At December 31, 2016 and 2017, the top ten customers collectively accounted for 19% and 16%, respectively, of the Group trade receivables. The solvency of these major customers and the diversity of the other smaller customers help limit credit risk.

The Group does not consider that any of its customers or geographic areas present a significant risk of non-collection that could materially impact the financial position of the Group as a whole.

The Group primarily places its cash and cash equivalents with high-credit quality financial institutions.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant. The Group evaluated its liquidity risk based on its cash inflows and outflows for the next 12 months and concluded it to be low, as the Group has sufficient cash as of December 31, 2017 to meet its short-term and long-term cash outflows. The Group's long-term commitments under operating leases, representing its undiscounted future cash outflows, are disclosed in Note 20, "Commitments and Contingencies".

The following tables present the Group's financial liabilities based on their contractual maturities (amounts disclosed in the tables are the contractual, undiscounted cash flows):

	One year	One to five
	or less	years	Total
	(in thousands)
As of December 31, 2017
Trade and other payables	$30,562	$—	$30,562
Borrowings	1,188	7	1,195
	$31,750	$7	$31,757

	One year	One to five
	or less	years	Total
	(in thousands)
As of December 31, 2016
Trade and other payables	$21,270	$—	$21,270
Borrowings	143	6	149
	$21,413	$6	$21,419